Financial Liabilities at Amortized Cost (Details) - Schedule of Borrowings from Financial Institutions - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Borrowings and other obligations
Total		$ 5,360,715	$ 5,397,676
Banco Santander [Member]
Domestic banks
Domestic banks			2,699
Subtotal domestic banks [Member]
Domestic banks
Domestic banks			2,699
Bank of New York Mellon [Member]
Foreign trade financing
Foreign banks		218,686	77,846
Bank of America [Member]
Foreign trade financing
Foreign banks		142,113	80,509
Standard Chartered Bank [Member]
Foreign trade financing
Foreign banks		119,794	81,828
Borrowings and other obligations
Borrowings and other obligations			14,281
Zurcher Kantonalbank [Member]
Foreign trade financing
Foreign banks		92,704
HSBC [Member]
Foreign trade financing
Foreign banks		87,602	85,153
Citibank N.A. United State [Member]
Foreign trade financing
Foreign banks		51,297	69,810
Borrowings and other obligations
Borrowings and other obligations		35,345	108,017
Caixabank S.A. [Member]
Foreign trade financing
Foreign banks		48,918
Wells Fargo Bank [Member]
Foreign trade financing
Foreign banks		42,117	231,311
Borrowings and other obligations
Borrowings and other obligations		132,523	149,944
Commerzbank AG [Member]
Foreign trade financing
Foreign banks		40,766	348
Borrowings and other obligations
Borrowings and other obligations		117	110
Bank of Nova Scotia [Member]
Foreign trade financing
Foreign banks			142,787
Industrial And Commercial Bank Of China [Member]
Foreign trade financing
Foreign banks			1,280
Others [Member]
Foreign trade financing
Foreign banks		92
Borrowings and other obligations
Borrowings and other obligations		60	53
Deutsche Bank AG [Member]
Borrowings and other obligations
Borrowings and other obligations			3,179
Subtotal foreign banks [Member]
Borrowings and other obligations
Borrowings and other obligations		1,012,134	1,046,456
Chilean Central Bank [Member]
Borrowings and other obligations
Chilean Central Bank	[1]	$ 4,348,581	$ 4,348,521

[1]	Financing provided by the Chilean Central Bank to deliver liquidity to the economy and support the credit flow to households and companies, related to the Conditional Credit Facility to Increase Lending (FCIC by its Spanish initials).